Leases - Current Portions Of ROU Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
ROU liabilities, current	$ 2,091,518	$ 2,174,095	$ 1,620,600